Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash flow from operations	$ 18,762	$ 33,414	$ 18,894
Interest on loans and borrowings paid	(785)	(693)	(755)
Cash paid on settlement of derivatives, net	(83)	(197)	(34)
Payments related to Brumadinho event	(1,093)	(1,388)	(516)
Payments related to de-characterization of dams	(349)	(338)	(293)
Interest on participative shareholders' debentures paid	(371)	(418)	(183)
Income taxes (including settlement program)	(4,637)	(4,385)	(1,736)
Net cash generated by operating activities from continuing operations	11,444	25,995	15,377
Net cash generated (used) in operating activities from discontinued operations	41	(316)	(1,055)
Net cash generated by operating activities	11,485	25,679	14,322
Cash flow from investing activities:
Capital expenditures	(5,446)	(5,033)	(4,227)
Additions to investments		(42)	(131)
Proceeds from the sale of investments, net	586	714	407
Dividends received from associates and joint ventures	219	190	173
Short-term investment	260	582	(194)
Other investments activities, net	(202)	(552)	(568)
Net cash used in investing activities from continuing operations	(4,583)	(4,141)	(4,540)
Net cash used in investing activities from discontinued operations	(103)	(2,469)	(129)
Net cash used in investing activities	(4,686)	(6,610)	(4,669)
Cash flow from financing activities:
Loans and borrowings from third-parties	1,275	930	6,800
Payments of loans and borrowings from third-parties	(2,300)	(1,927)	(6,064)
Payments of leasing	(224)	(215)	(204)
Dividends and interest on capital paid to shareholders	(6,603)	(13,483)	(3,350)
Dividends and interest on capital paid to noncontrolling interest	(12)	(30)	(14)
Shares buyback program	(6,036)	(5,546)
Transactions with noncontrolling shareholders of PTVI			278
Transactions with noncontrolling shareholders of MBR			(107)
Net cash used in financing activities from continuing operations	(13,900)	(20,271)	(2,661)
Net cash used in financing activities from discontinued operations	(11)	(13)	(15)
Net cash used in financing activities	(13,911)	(20,284)	(2,676)
Increase (reduction) in cash and cash equivalents	(7,112)	(1,215)	6,977
Cash and cash equivalents in the beginning of the year	11,721	13,487	7,350
Effect of exchange rate changes on cash and cash equivalents	138	(551)	(825)
Cash and cash equivalents from subsidiaries sold, net	(11)		(15)
Cash and cash equivalents at end of the year	$ 4,736	$ 11,721	$ 13,487